Earnings per share - Additional information (Detail) - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Earnings Per Share [Abstract]
Antidilutive stock options and other stock-based compensation plans to purchase	12,398,500	15,452,900	104,496,000